Investments in Marketable Debt Securities, Available-for-Sale - Schedule of Gross Realized Gains (Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Gross realized gains	$ 0	$ 0
Gross realized losses	$ (91)	$ (147)